Property, plant and equipment (Schedule of Changes in the Amount of Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
At cost:
Beginning balance	€ 663,509	€ 622,824
Capital expenditures	17,063	68,162
Deconsolidation ASMPT	(467,688)
Retirements and sales	(24,758)	(10,531)
Reclassification from held for sale	3,393
Reclassification	(66)	(320)
Foreign currency translation effect	(20,647)	(16,626)
Ending balance	170,806	663,509
Accumulated depreciation:
Beginning balance	388,073	362,644
Depreciation for the year	20,047	47,702
Deconsolidation ASMPT	(257,280)
Retirements and sales	(20,789)	(9,639)
Reclassification	(66)	(320)
Foreign currency translation effect	(15,710)	(12,314)
Ending balance	114,275	388,073
Property, plant and equipment, net	56,531	275,436	260,180
Land, Buildings And Leasehold Improvements [Member]
At cost:
Beginning balance	187,880	167,874
Capital expenditures	1,580	23,355
Deconsolidation ASMPT	(145,290)
Retirements and sales	(13,792)	(278)
Reclassification from held for sale	3,393
Reclassification	0	428
Foreign currency translation effect	(4,824)	(3,499)
Ending balance	28,947	187,880
Accumulated depreciation:
Beginning balance	87,377	77,096
Depreciation for the year	4,502	12,420
Deconsolidation ASMPT	(64,699)
Retirements and sales	(13,700)	(81)
Reclassification	0	3
Foreign currency translation effect	(2,751)	(2,061)
Ending balance	10,729	87,377
Property, plant and equipment, net	18,218	100,503
Machinery, Equipment, Furniture And Fixtures [Member]
At cost:
Beginning balance	475,629	454,950
Capital expenditures	15,483	44,807
Deconsolidation ASMPT	(322,398)
Retirements and sales	(10,966)	(10,253)
Reclassification from held for sale	0
Reclassification	(66)	(748)
Foreign currency translation effect	(15,823)	(13,127)
Ending balance	141,859	475,629
Accumulated depreciation:
Beginning balance	300,696	285,548
Depreciation for the year	15,545	35,282
Deconsolidation ASMPT	(192,581)
Retirements and sales	(7,089)	(9,558)
Reclassification	(66)	(323)
Foreign currency translation effect	(12,959)	(10,253)
Ending balance	103,546	300,696
Property, plant and equipment, net	€ 38,313	€ 174,933